Document and Entity Information	6 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	Ohr Pharmaceutical Inc
Entity Central Index Key	0001173281
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amended Registration Statement
Trading Symbol	OHRP
Document Period End Date	Mar. 31, 2019
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false